Restricted Net assets (Details) - PRC - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Undistributed earnings in equity investees	$ 85,400,000	$ 116,953,000
Subsidiaries
Restricted net assets	$ 7,277,000	$ 6,847,000